Investment Strategy - BNY Mellon Emerging Markets Debt ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of emerging markets issuers. The fund considers emerging markets issuers to be governments and their political subdivisions (including agencies, authorities, instrumentalities, sponsored enterprises, and supranational entities) of emerging markets countries and companies organized or with their principal place of business in, or that have a majority of their assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging market country. The fund considers an emerging market country to be a country that, at the time of purchase, is (i) classified as an emerging, frontier or developing economy by any supranational organization (such as the World Bank, International Monetary Fund, United Nations, or related entities), or (ii) considered an emerging market country for purposes of constructing a major emerging or frontier market securities index (such as J.P. Morgan, Bloomberg or ICE emerging market indices). The fund invests principally in fixed-income securities denominated in hard currencies, such as U.S. dollar, Euro, or pound sterling.

In constructing the fund’s portfolio, the fund's sub-adviser, Insight North America LLC (sub-adviser), focuses on identifying undervalued fixed-income markets, currencies, sectors and securities. The sub-adviser looks for fixed-income securities with the potential for credit upgrades, unique structural characteristics, or innovative features. The sub-adviser selects securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by actively trading among sectors and securities, focusing on sectors and individual securities that it considers to be relatively undervalued.

The fund may invest significantly in bonds rated below investment grade (i.e., Baa3/BBB- or lower) ("high yield" or "junk" bonds), or the unrated equivalent as determined by the fund's sub-adviser.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries and/or regions. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the Asian region, Latin American region, and Middle Eastern and African region.

The fund typically will sell a security if the fund's sub-adviser believes the security is overvalued from a valuation standpoint, another sector or country becomes relatively more attractive, and/or the sub-adviser expects the issuer’s fundamentals to deteriorate. The fund does not have any limitations regarding portfolio turnover and may engage in short-term trading in seeking to achieve its investment objective.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. The derivative instruments in which the fund may invest principally include futures and currency forward contracts.

The fund is non-diversified.